Property, Plant and Equipment, Net - Summary of PP&E Under Construction and Not Subject to DD&A (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	$ 2,008	$ 1,999
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	1,836	1,818
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	$ 172	$ 181